Cover	Nov. 04, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	001-42173
Entity Registrant Name	Launch One Acquisition Corp.
Entity Central Index Key	0002015502
Entity Tax Identification Number	98-1781481
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	180 Grand Avenue
Entity Address, Address Line Two	Suite 1530
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	510
Local Phone Number	200-8778
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	LPAAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	LPAA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	LPAAW
Security Exchange Name	NASDAQ